Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Personnel expenses:
Schedule of personnel expenses

	2019	2018

Short-term benefits	$3,467	$2,412
DSU plan expense	1,613	512
Stock option plan expense	2,134	699
	$7,214	$3,623